ORGANIZATION AND DESCRIPTION OF BUSINESS (Details)	12 Months Ended
Dec. 31, 2018
MDJCC Limited ("MDJH Hong Kong")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of Ownership	100.00%
MDJCC Limited ("MDJH Hong Kong")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of Incorporation	Feb. 09, 2018
Place of Incorporation	Hong Kong
Beijing MingdaJiahe Technology Development Co. Ltd
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of Incorporation	Mar. 09, 2018
Place of Incorporation	PRC
Description of Ownership	WFOE
Tianjin Mingdajiahe Real Estate Co., Ltd.
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of Incorporation	Sep. 25, 2002
Place of Incorporation	PRC
Description of Ownership	VIE